UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.99%
Communication Services - 2.17%
Live Nation Entertainment, Inc. (a)	65,500	$3,504,905	2.17%

Consumer Discretionary - 29.50%
Best Buy Co., Inc.	43,800	2,594,712	1.61%
BJ’s Restaurants, Inc.	45,600	2,272,248	1.41%
Burlington Stores, Inc. (a)	25,600	4,395,776	2.73%
Crocs, Inc. (a)	230,700	6,625,704	4.11%
K12, Inc. (a)	127,300	4,011,223	2.49%
KB Home	101,500	2,173,115	1.35%
Kohl’s Corp.	48,900	3,358,941	2.08%
Lear Corp.	16,200	2,493,666	1.55%
Noodles & Co. (a)	261,800	1,884,960	1.17%
Penn National Gaming, Inc. (a)	114,200	2,768,208	1.72%
Regis Corp. (a)	188,700	3,519,255	2.18%
Rent-A-Center, Inc./TX (a)	183,700	3,214,750	2.00%
Restoration Hardware Holdings, Inc. (a)	22,700	3,084,249	1.91%
Shoe Carnival, Inc.	81,300	2,998,344	1.86%
Turtle Beach Corp. (a)	144,100	2,145,649	1.33%
		47,540,800	29.50%
Consumer Staples - 6.72%
Nomad Foods Ltd. (a)(b)	184,000	3,372,720	2.09%
Pyxus International, Inc. (a)	80,500	1,306,515	0.81%
Sprouts Farmers Market, Inc. (a)	118,800	2,848,824	1.77%
The Chefs’ Warehouse, Inc. (a)	102,700	3,298,724	2.05%
		10,826,783	6.72%
Energy - 7.62%
CVR Energy, Inc.	153,826	6,176,114	3.83%
HollyFrontier Corp.	51,100	2,878,974	1.79%
Renewable Energy Group, Inc. (a)	111,600	3,225,240	2.00%
		12,280,328	7.62%
Financials - 8.98%
EZCORP, Inc., Class A (a)	235,100	2,191,132	1.36%
LPL Financial Holdings, Inc.	49,100	3,455,167	2.14%
PennyMac Financial Services, Inc.	126,600	2,618,088	1.63%
The Carlyle Group LP	134,900	2,548,261	1.58%
The Progressive Corp.	54,300	3,653,847	2.27%
		14,466,495	8.98%
Health Care - 13.53%
AMN Healthcare Services, Inc. (a)	54,500	3,531,055	2.19%
Anthem, Inc.	13,400	4,060,200	2.52%
Centene Corp. (a)	31,000	4,047,670	2.51%
Ensign Group, Inc.	76,000	3,311,320	2.06%
Providence Service Corp. (a)	48,800	3,130,032	1.94%
UnitedHealth Group, Inc.	13,800	3,728,760	2.31%
		21,809,037	13.53%
Industrials - 12.54%
ArcBest Corp.	65,300	2,456,586	1.52%
BlueLinx Holdings, Inc. (a)	77,100	2,247,465	1.40%
CBIZ, Inc. (a)	172,900	3,388,840	2.10%
CNH Industrial N.V. (b)	219,900	2,179,209	1.35%
Insperity, Inc.	47,600	5,077,968	3.15%
MasTec, Inc. (a)	61,300	2,720,494	1.69%
SPX FLOW, Inc. (a)	65,400	2,143,158	1.33%
		20,213,720	12.54%
Information Technology - 7.62%
Calix, Inc. (a)	331,400	3,605,632	2.24%
Comtech Telecommunications Corp.	132,700	3,313,519	2.06%
Mantech International Corp., Class A	57,900	3,263,823	2.02%
Unisys Corp. (a)	160,200	2,095,416	1.30%
		12,278,390	7.62%
Materials - 8.31%
Boise Cascade Co.	71,400	1,961,358	1.21%
Constellium N.V., Class A (a)(b)	254,300	2,095,432	1.30%
Huntsman Corp.	92,400	2,030,028	1.26%
Verso Corp. (a)	177,000	4,366,590	2.71%
Warrior Met Coal, Inc.	102,500	2,944,825	1.83%
		13,398,233	8.31%
Total Common Stocks (Cost $157,443,859)		156,318,691	96.99%

SHORT-TERM INVESTMENTS - 3.21%
Money Market Funds - 3.21%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)	5,179,905	5,179,905	3.21%
Total Short-Term Investments (Cost $5,179,905)		5,179,905	3.21%

Total Investments (Cost $162,623,764) - 100.20%		161,498,596	100.20%
Liabilities in Excess of Other Assets - (0.20)%		(334,309)	(0.20)%
TOTAL NET ASSETS - 100.00%		$161,164,287	100.00%

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,504,905	$–	$–	$3,504,905
Consumer Discretionary	47,540,800	–	–	47,540,800
Consumer Staples	10,826,783	–	–	10,826,783
Energy	12,280,328	–	–	12,280,328
Financials	14,466,495	–	–	14,466,495
Health Care	21,809,037	–	–	21,809,037
Industrials	20,213,720	–	–	20,213,720
Information Technology	12,278,390	–	–	12,278,390
Materials	13,398,233	–	–	13,398,233
Total Common Stocks	$156,318,691	$–	$–	$156,318,691

Short-Term Investments
Money Market Funds	$5,179,905	$–	$–	$5,179,905
Total Short-Term Investments	$5,179,905	$–	$–	$5,179,905

Total Investments	$161,498,596	$–	$–	$161,498,596

Hennessy Focus Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 86.90%
Consumer Discretionary - 27.02%
Camping World Holdings, Inc. (d)	2,471,506	$35,045,955	1.91%
CarMax, Inc. (a)	2,842,712	167,094,612	9.10%
NVR, Inc. (a)	43,767	116,420,220	6.34%
O’Reilly Automotive, Inc. (a)	515,617	177,712,555	9.67%
		496,273,342	27.02%
Financials - 40.80%
Aon PLC (b)	948,454	148,176,968	8.07%
Brookfield Asset Management, Inc., Class A (b)(e)	4,276,303	184,094,844	10.02%
Encore Capital Group, Inc. (a)(d)	3,082,416	91,054,569	4.96%
Markel Corp. (a)	149,463	157,460,765	8.57%
Marlin Business Services Corp. (d)	1,010,273	22,417,958	1.22%
Metro Bank Plc (a)(b)	956,183	13,632,345	0.74%
The Charles Schwab Corp.	2,834,440	132,566,759	7.22%
		749,404,208	40.80%
Industrials - 19.08%
American Woodmark Corp. (a)(d)	1,475,202	103,190,380	5.62%
Ametek, Inc.	459,822	33,521,024	1.82%
Ashtead Group Plc (b)	2,941,861	74,411,801	4.05%
Hexcel Corp.	1,846,143	125,002,342	6.81%
Mistras Group, Inc. (a)	979,716	14,411,622	0.78%
		350,537,169	19.08%
Total Common Stocks (Cost $955,071,171)		1,596,214,719	86.90%

REITS - 11.14%
Financials - 11.14%
American Tower Corp., Class A	1,183,672	204,585,869	11.14%
Total REITS (Cost $17,456,065)		204,585,869	11.14%

SHORT-TERM INVESTMENTS - 1.95%
Money Market Funds - 1.95%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)	35,727,608	35,727,608	1.95%
Total Short-Term Investments (Cost $35,727,608)		35,727,608	1.95%

Total Investments (Cost $1,008,254,844) - 99.99%		1,836,528,196	99.99%
Other Assets in Excess of Liabilities - 0.01%		226,793	0.01%
TOTAL NET ASSETS - 100.00%		$1,836,754,989	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 31, 2019. Details of these transactions with these affiliated companies for the period ended January 31, 2019, are as follows:

	Common Stocks
Issuer	American Woodmark Corp.	Camping World Holdings, Inc.	Encore Capital Group, Inc.	Marlin Business Services Corp.	Total
Beginning Cost - October 31, 2018	$75,323,233	$52,261,467	$104,853,067	$15,865,289	$248,303,056
Purchase Cost	$-	$-	$-	$-	$-
Sales Cost	$-	$-	$-	$-	$-
Ending Cost - January 31, 2019	$75,323,233	$52,261,467	$104,853,067	$15,865,289	$248,303,056
Dividend Income	$-	$378,635	$-	$141,438	$520,073
Net Change in Unrealized Appreciation/ (Depreciation)	$14,029,171	$(7,340,373)	$12,730,378	$(4,435,098)	$14,984,078
Realized Gain/Loss	$-	$-	$-	$-	$-
Shares	1,475,202	2,471,506	3,082,416	1,010,273	8,039,397
Market Value - January 31, 2019	$103,190,380	$35,045,955	$91,054,569	$22,417,958	$251,708,862

(e)	Security was erroneously classified in prior reports as a REIT.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$496,273,342	$–	$–	$496,273,342
Financials	749,404,208	–	–	749,404,208
Industrials	350,537,169	–	–	350,537,169
Total Common Stocks	$1,596,214,719	$–	$–	$1,596,214,719

REITS
Financials	$204,585,869	$–	$–	$204,585,869
Total REITS	$204,585,869	$–	$–	$204,585,869

Short-Term Investments
Money Market Funds	$35,727,608	$–	$–	$35,727,608
Total Short-Term Investments	$35,727,608	$–	$–	$35,727,608

Total Investments	$1,836,528,196	$–	$–	$1,836,528,196

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 97.98%
Consumer Discretionary - 25.71%
Aaron’s, Inc.	364,100	$18,226,846	3.54%
American Axle & Manufacturing Holdings, Inc. (a)	1,068,400	15,790,952	3.06%
American Eagle Outfitters, Inc.	697,061	14,721,928	2.86%
BJ’s Restaurants, Inc.	245,100	12,213,333	2.37%
Crocs, Inc. (a)	890,400	25,572,288	4.96%
Murphy USA, Inc. (a)	218,900	16,100,095	3.12%
Penn National Gaming, Inc. (a)	548,258	13,289,774	2.58%
Restoration Hardware Holdings, Inc. (a)	122,300	16,616,901	3.22%
		132,532,117	25.71%
Consumer Staples - 10.56%
Casey’s General Stores, Inc.	160,500	20,653,140	4.01%
Post Holdings, Inc. (a)	190,242	17,658,262	3.42%
Sprouts Farmers Market, Inc. (a)	673,200	16,143,336	3.13%
		54,454,738	10.56%
Energy - 4.90%
EnLink Midstream LLC	1,159,085	12,610,845	2.44%
PBF Energy, Inc.	346,100	12,674,182	2.46%
		25,285,027	4.90%
Financials - 6.64%
Assurant, Inc.	181,000	17,446,590	3.38%
Old Republic International Corp.	832,700	16,778,905	3.26%
		34,225,495	6.64%
Health Care - 6.37%
Allscripts Healthcare Solutions, Inc. (a)	1,271,100	14,986,269	2.91%
Molina Healthcare, Inc. (a)	134,300	17,859,214	3.46%
		32,845,483	6.37%
Industrials - 19.92%
Arcosa, Inc.	169,267	4,981,518	0.97%
Clean Harbors, Inc. (a)	267,700	15,850,517	3.07%
Insperity, Inc.	153,100	16,332,708	3.17%
Landstar System, Inc.	156,600	15,907,428	3.09%
NOW, Inc. (a)	1,096,900	14,841,057	2.88%
Spirit Airlines, Inc. (a)	386,500	22,733,930	4.41%
Trinity Industries, Inc.	514,900	12,038,362	2.33%
		102,685,520	19.92%
Information Technology - 8.45%
Booz Allen Hamilton Holding Corp.	359,500	17,662,235	3.42%
CACI International, Inc., Class A (a)	94,000	15,714,920	3.05%
Conduent, Inc. (a)	800,600	10,207,650	1.98%
		43,584,805	8.45%
Materials - 7.18%
Ashland Global Holdings, Inc.	220,600	16,743,540	3.25%
Cleveland-Cliffs, Inc.	1,892,900	20,272,959	3.93%
		37,016,499	7.18%
Utilities - 8.25%
AES Corp.	1,406,400	23,050,896	4.47%
UGI Corp.	341,500	19,475,745	3.78%
		42,526,641	8.25%
Total Common Stocks (Cost $544,180,892)		505,156,325	97.98%

SHORT-TERM INVESTMENTS - 2.23%
Money Market Funds - 2.23%
Fidelity Government Portfolio, Institutional Class, 2.28% (b)	11,490,274	11,490,274	2.23%
Total Short-Term Investments (Cost $11,490,274)		11,490,274	2.23%

Total Investments (Cost $555,671,166) - 100.21%		516,646,599	100.21%
Liabilities in Excess of Other Assets - (0.21)%		(1,067,849)	(0.21)%
TOTAL NET ASSETS - 100.00%		$515,578,750	100.00%

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$132,532,117	$–	$–	$132,532,117
Consumer Staples	54,454,738	–	–	54,454,738
Energy	25,285,027	–	–	25,285,027
Financials	34,225,495	–	–	34,225,495
Health Care	32,845,483	–	–	32,845,483
Industrials	102,685,520	–	–	102,685,520
Information Technology	43,584,805	–	–	43,584,805
Materials	37,016,499	–	–	37,016,499
Utilities	42,526,641	–	–	42,526,641
Total Common Stocks	$505,156,325	$–	$–	$505,156,325

Short-Term Investments
Money Market Funds	$11,490,274.00	$–	$–	$11,490,274.00
Total Short-Term Investments	$11,490,274	$–	$–	$11,490,274

Total Investments	$516,646,599	$–	$–	$516,646,599

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.53%
Communication Services - 8.45%
CBS Corp., Class B	52,800	$2,611,488	1.92%
Omnicom Group, Inc.	35,600	2,772,528	2.04%
The Walt Disney Co.	27,200	3,033,344	2.23%
Verizon Communications, Inc.	56,000	3,083,360	2.26%
		11,500,720	8.45%
Consumer Discretionary - 19.73%
AutoZone, Inc. (a)	3,800	3,219,892	2.36%
Best Buy Co., Inc.	39,900	2,363,676	1.74%
Darden Restaurants, Inc.	29,800	3,126,914	2.30%
General Motors Co.	66,900	2,610,438	1.92%
Kohl’s Corp.	45,900	3,152,871	2.32%
L Brands, Inc.	57,700	1,606,368	1.18%
Starbucks Corp.	50,670	3,452,653	2.54%
Target Corp.	39,100	2,854,300	2.10%
The Gap, Inc.	89,400	2,274,336	1.67%
Wyndham Hotels & Resorts, Inc.	23,900	1,173,251	0.86%
Wyndham Worldwide Corp.	24,100	1,015,574	0.74%
		26,850,273	19.73%
Consumer Staples - 18.04%
Altria Group, Inc.	43,000	2,122,050	1.56%
Campbell Soup Co.	60,600	2,147,058	1.58%
Conagra Brands, Inc.	78,700	1,703,068	1.25%
CVS Health Corp.	40,200	2,635,110	1.94%
General Mills, Inc.	51,100	2,270,884	1.67%
Kimberly-Clark Corp.	24,700	2,751,086	2.02%
The Kroger Co.	103,200	2,923,656	2.15%
Tyson Foods, Inc., Class A	37,700	2,334,384	1.71%
Walgreens Boots Alliance, Inc.	41,000	2,962,660	2.18%
Walmart, Inc.	28,200	2,702,406	1.98%
		24,552,362	18.04%
Financials - 3.68%
Allstate Corp.	31,000	2,723,970	2.00%
Ameriprise Financial, Inc.	18,000	2,278,800	1.68%
		5,002,770	3.68%
Health Care - 5.54%
Centene Corp. (a)	27,200	3,551,504	2.61%
HCA Healthcare, Inc.	28,600	3,987,698	2.93%
		7,539,202	5.54%
Industrials - 21.49%
American Airlines Group, Inc.	56,100	2,006,697	1.48%
CSX Corp.	52,800	3,468,960	2.55%
Deere & Co.	17,600	2,886,400	2.12%
Delta Air Lines, Inc.	54,000	2,669,220	1.96%
FedEx Corp.	11,700	2,077,569	1.53%
PACCAR, Inc.	41,200	2,699,424	1.98%
Southwest Airlines Co.	49,400	2,803,944	2.06%
Union Pacific Corp.	21,798	3,467,408	2.55%
United Continental Holdings, Inc. (a)	43,800	3,822,426	2.81%
Waste Management, Inc.	34,900	3,338,883	2.45%
		29,240,931	21.49%
Information Technology - 13.85%
Apple, Inc.	17,230	2,867,761	2.10%
Applied Materials, Inc.	56,700	2,215,836	1.63%
HP, Inc.	137,600	3,031,328	2.23%
Intel Corp.	62,650	2,952,068	2.17%
International Business Machines Corp.	18,500	2,486,770	1.83%
Lam Research Corp.	16,200	2,747,196	2.02%
Micron Technology, Inc. (a)	66,600	2,545,452	1.87%
		18,846,411	13.85%
Materials - 6.75%
Eastman Chemical Co.	28,800	2,321,856	1.70%
Freeport-McMoRan, Inc.	159,800	1,860,072	1.37%
Nucor Corp.	44,300	2,712,932	1.99%
Steel Dynamics, Inc.	62,800	2,297,852	1.69%
		9,192,712	6.75%
Total Common Stocks (Cost $127,677,114)		132,725,381	97.53%

SHORT-TERM INVESTMENTS - 2.59%
Money Market Funds - 2.59%
Fidelity Government Portfolio, Institutional Class, 2.28% (b)	3,518,869	3,518,869	2.59%
Total Short-Term Investments (Cost $3,518,869)		3,518,869	2.59%

Total Investments (Cost $131,195,983) - 100.12%		136,244,250	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(168,733)	(0.12)%
TOTAL NET ASSETS - 100.00%		$136,075,517	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,500,720	$–	$–	$11,500,720
Consumer Discretionary	26,850,273	–	–	26,850,273
Consumer Staples	24,552,362	–	–	24,552,362
Financials	5,002,770	–	–	5,002,770
Health Care	7,539,202	–	–	7,539,202
Industrials	29,240,931	–	–	29,240,931
Information Technology	18,846,411	–	–	18,846,411
Materials	9,192,712	–	–	9,192,712
Total Common Stocks	$132,725,381	$–	$–	$132,725,381

Short-Term Investments
Money Market Funds	$3,518,869	$–	$–	$3,518,869
Total Short-Term Investments	$3,518,869	$–	$–	$3,518,869

Total Investments	$136,244,250	$–	$–	$136,244,250

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 97.45%
Communication Services - 3.92%
AT&T, Inc.	150,160	$4,513,810	1.73%
Verizon Communications, Inc.	104,000	5,726,240	2.19%
		10,240,050	3.92%
Consumer Discretionary - 9.14%
Carnival Corp. (a)	78,500	4,520,030	1.73%
Ford Motor Co.	512,545	4,510,396	1.72%
General Motors Co.	132,600	5,174,052	1.98%
Las Vegas Sands Corp.	72,500	4,231,100	1.62%
Target Corp.	74,700	5,453,100	2.09%
		23,888,678	9.14%
Consumer Staples - 16.39%
Altria Group, Inc.	79,900	3,943,065	1.51%
CVS Health Corp.	71,400	4,680,270	1.79%
General Mills, Inc.	96,100	4,270,684	1.63%
PepsiCo, Inc.	46,700	5,261,689	2.01%
Philip Morris International, Inc.	52,400	4,020,128	1.54%
The Coca-Cola Co.	118,100	5,684,153	2.18%
The Kraft Heinz Co.	71,700	3,445,902	1.32%
The Procter & Gamble Co.	65,100	6,280,197	2.40%
Unilever PLC - ADR (a)	99,600	5,238,960	2.01%
		42,825,048	16.39%
Energy - 22.73%
BP PLC - ADR (a)	131,400	5,403,168	2.07%
Canadian Natural Resources Ltd. (a)	164,600	4,421,156	1.69%
Chevron Corp.	44,875	5,144,918	1.97%
Equinor ASA - ADR (a)	239,900	5,464,922	2.09%
Exxon Mobil Corp.	64,410	4,719,965	1.81%
Marathon Petroleum Corp.	81,200	5,380,312	2.06%
Occidental Petroleum Corp.	74,960	5,005,829	1.92%
Phillips 66	54,900	5,238,009	2.00%
Royal Dutch Shell PLC - ADR (a)	78,200	4,910,960	1.88%
Schlumberger Ltd. (a)	76,400	3,377,644	1.29%
Suncor Energy, Inc. (a)	155,100	5,012,832	1.92%
Total S.A. - ADR (a)	96,800	5,297,864	2.03%
		59,377,579	22.73%
Financials - 9.06%
Bank of Nova Scotia (a)	84,600	4,817,124	1.85%
HSBC Holdings PLC - ADR (a)	104,310	4,394,580	1.68%
Manulife Financial Corp. (a)	264,800	4,257,984	1.63%
Royal Bank of Canada (a)	65,600	4,997,408	1.91%
Toronto-Dominion Bank (a)	92,500	5,208,675	1.99%
		23,675,771	9.06%
Health Care - 18.32%
Amgen, Inc.	30,200	5,650,722	2.16%
Bristol-Myers Squibb Co.	89,800	4,433,426	1.70%
Eli Lilly & Co.	69,000	8,270,340	3.17%
Gilead Sciences, Inc.	67,100	4,697,671	1.80%
GlaxoSmithKline PLC - ADR (a)	149,900	5,876,080	2.25%
Johnson & Johnson	40,700	5,416,356	2.07%
Merck & Co., Inc.	94,900	7,063,407	2.70%
Pfizer, Inc.	151,800	6,443,910	2.47%
		47,851,912	18.32%
Industrials - 9.54%
Emerson Electric Co.	77,800	5,093,566	1.95%
General Electric Co.	347,734	3,532,977	1.35%
Johnson Controls International PLC (a)	143,700	4,852,749	1.86%
Thomson Reuters Corp. (a)	129,800	6,793,732	2.60%
United Parcel Service, Inc., Class B	44,200	4,658,680	1.78%
		24,931,704	9.54%
Information Technology - 8.35%
Cisco Systems, Inc.	135,310	6,398,810	2.45%
HP, Inc.	241,100	5,311,433	2.03%
Intel Corp.	116,800	5,503,616	2.11%
International Business Machines Corp.	34,300	4,610,606	1.76%
		21,824,465	8.35%
Total Common Stocks (Cost $249,032,824)		254,615,207	97.45%

SHORT-TERM INVESTMENTS - 2.67%
Money Market Funds - 2.67%
Fidelity Government Portfolio, Institutional Class, 2.28% (b)		6,966,005	6,966,005	2.67%
Total Short-Term Investments (Cost $6,966,005)			6,966,005	2.67%

Total Investments (Cost $255,998,829) - 100.12%			261,581,212	100.12%
Liabilities in Excess of Other Assets - (0.12)%			(351,103)	(0.12)%
TOTAL NET ASSETS - 100.00%			$261,230,109	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	U.S.-traded security of a foreign corporation.
(b)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).
Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.
Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.
The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,240,050	$–	$–	$10,240,050
Consumer Discretionary	23,888,678	–	–	23,888,678
Consumer Staples	42,825,048	–	–	42,825,048
Energy	59,377,579	–	–	59,377,579
Financials	23,675,771	–	–	23,675,771
Health Care	47,851,912	–	–	47,851,912
Industrials	24,931,704	–	–	24,931,704
Information Technology	21,824,465	–	–	21,824,465
Total Common Stocks	$254,615,207	$–	$–	$254,615,207

Short-Term Investments
Money Market Funds	$6,966,005	$–	$–	$6,966,005
Total Short-Term Investments	$6,966,005	$–	$–	$6,966,005

Total Investments	$261,581,212	$–	$–	$261,581,212

Hennessy Total Return Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 70.25%
Communication Services - 6.87%
Verizon Communications, Inc.	91,700	$5,049,002	6.87%

Consumer Staples - 14.44%
The Coca-Cola Co.	106,600	5,130,658	6.98%
The Procter & Gamble Co.	56,900	5,489,143	7.46%
		10,619,801	14.44%
Energy - 13.50%
Chevron Corp.	43,800	5,021,670	6.83%
Exxon Mobil Corp.	66,900	4,902,432	6.67%
		9,924,102	13.50%
Financials - 4.74%
JPMorgan Chase & Co.	33,700	3,487,950	4.74%

Health Care - 13.36%
Merck & Co., Inc.	62,400	4,644,432	6.31%
Pfizer, Inc.	122,100	5,183,145	7.05%
		9,827,577	13.36%
Information Technology - 17.34%
Cisco Systems, Inc.	115,400	5,457,266	7.42%
Intel Corp.	37,600	1,771,712	2.41%
International Business Machines Corp.	41,100	5,524,662	7.51%
		12,753,640	17.34%
Total Common Stocks (Cost $44,565,831)		51,662,072	70.25%

SHORT-TERM INVESTMENTS - 71.39%
Money Market Funds - 2.24%
Fidelity Government Portfolio, Institutional Class, 2.28% (a)	1,646,472	1,646,472	2.24%

U.S. Treasury Bills (c) - 69.15%
2.340%, 02/14/2019 (b)	18,000,000	17,984,985	24.46%
2.375%, 03/21/2019 (b)	15,000,000	14,953,400	20.33%
2.410%, 04/18/2019 (b)	18,000,000	17,910,504	24.36%
		50,848,889	69.15%
Total Short-Term Investments (Cost $52,495,557)		52,495,361	71.39%

Total Investments (Cost $97,061,388) - 141.64%		104,157,433	141.64%
Liabilities in Excess of Other Assets - (41.64)%		(30,618,384)	(41.64)%
TOTAL NET ASSETS - 100.00%		$73,539,049	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of January 31, 2019.
(b) The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable registered mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

		Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services		$5,049,002	$–	$–	$5,049,002
Consumer Staples		10,619,801	–	–	10,619,801
Energy		9,924,102	–	–	9,924,102
Financials		3,487,950	–	–	3,487,950
Health Care		9,827,577	–	–	9,827,577
Information Technology		12,753,640	–	–	12,753,640
Total Common Stocks		$51,662,072	$–	$–	$51,662,072

Short-Term Investments
Money Market Funds		$1,646,472	$–	$–	$1,646,472
U.S. Treasury Bills		–	50,848,889	–	50,848,889
Total Short-Term Investments		$1,646,472	$50,848,889	$–	$52,495,361

Total Investments		$53,308,544	$50,848,889	$–	$104,157,433

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$10,794,000	Jefferies LLC	2.60%	11/15/2018	2/14/2019	$10,864,161
8,995,000	Jefferies LLC	2.75%	12/20/2018	3/21/2019	9,056,841
10,794,000	Jefferies LLC	2.70%	1/17/2019	4/18/2019	10,866,860
$30,583,000					$30,787,861

As of January 31, 2019, the fair value of securities held as collateral for reverse repurchase agreements was $33,899,258, as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair value hierarchy. The face value of the reverse repurchase agreements at January 31, 2019, was $30,583,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.

The face value plus interest due at maturity is equal to $30,787,861.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 56.07%
Communication Services - 4.01%
Alphabet, Inc., Class C (a)	5,374	$5,999,372	3.05%
Verizon Communications, Inc.	34,557	1,902,709	0.96%
		7,902,081	4.01%
Consumer Discretionary - 11.44%
CarMax, Inc. (a)	65,409	3,844,741	1.95%
Carnival Corp. (b)	79,212	4,561,027	2.32%
Dollar Tree, Inc. (a)	54,102	5,238,697	2.66%
Home Depot, Inc.	19,640	3,604,529	1.83%
Lowe’s Companies, Inc.	16,998	1,634,528	0.83%
O’Reilly Automotive, Inc. (a)	10,576	3,645,124	1.85%
		22,528,646	11.44%
Consumer Staples - 4.50%
Altria Group, Inc.	56,861	2,806,090	1.43%
Nestle S.A. (b)	44,458	3,878,516	1.97%
The Coca-Cola Co.	45,038	2,167,679	1.10%
		8,852,285	4.50%
Energy - 1.23%
Chevron Corp.	21,067	2,415,332	1.23%

Financials - 14.18%
Alleghany Corp.	5,933	3,747,045	1.90%
Berkshire Hathaway, Inc., Class B (a)	41,396	8,508,534	4.32%
BlackRock, Inc.	9,336	3,875,187	1.97%
The Charles Schwab Corp.	70,000	3,273,900	1.66%
The Progressive Corp.	77,199	5,194,721	2.64%
Wells Fargo & Co.	68,162	3,333,803	1.69%
		27,933,190	14.18%
Health Care - 1.00%
Bristol-Myers Squibb Co.	39,917	1,970,702	1.00%

Industrials - 7.40%
Deere & Co.	10,576	1,734,464	0.88%
FedEx Corp.	13,946	2,476,391	1.26%
General Dynamics Corp.	17,110	2,928,719	1.49%
Norfolk Southern Corp.	23,392	3,923,774	1.99%
Southwest Airlines Co.	61,767	3,505,895	1.78%
		14,569,243	7.40%
Information Technology - 7.69%
Apple, Inc.	34,411	5,727,367	2.91%
Cisco Systems, Inc.	77,866	3,682,283	1.87%
Visa, Inc., Class A	42,444	5,730,364	2.91%
		15,140,014	7.69%
Materials - 4.62%
Albemarle Corp.	34,905	2,817,881	1.43%
Martin Marietta Materials, Inc.	17,253	3,048,260	1.55%
NewMarket Corp.	8,061	3,233,186	1.64%
		9,099,327	4.62%
Total Common Stocks (Cost $89,000,806)		110,410,820	56.07%

PREFERRED STOCKS - 2.15%
Communication Services - 0.06%
AT&T, Inc., 5.625%, 08/01/2067	4,665	115,925	0.06%

Consumer Staples - 0.10%
CHS, Inc., Series 4, 7.500%, Perpetual	7,005	188,855	0.10%

Energy - 0.06%
Enbridge, Inc., Series B, 6.375% to 04/15/2023, 3.593% to 4/15/2028, 3.843% to 04/15/2043, then 3 Month LIBOR USD + 4.593%, 04/15/2078 (b)(f)	4,410	111,132	0.06%

Financials - 1.85%
Aegon N.V., 6.375%, Perpetual (b)	3,845	98,163	0.05%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	4,955	114,213	0.06%
Axis Capital Holdings Ltd, Series E, 5.500%, Perpetual (b)	2,680	62,042	0.03%
Banc of California, Inc., Series E, 7.000%, Perpetual	3,805	94,402	0.05%
Bank of America Corp.
Series GG, 6.000%, Perpetual	3,455	89,761	0.04%
Series CC, 6.200%, Perpetual	2,290	60,593	0.03%
BB&T Corp.
5.625%, Perpetual	4,230	109,134	0.05%
Series F, 5.200%, Perpetual	4,740	114,518	0.06%
Capital One Financial Corp.
Series F, 6.200%, Perpetual	4,330	112,190	0.06%
Series H, 6.000%, Perpetual	4,365	111,482	0.06%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (f)	2,150	55,900	0.03%
Series S, 6.300%, Perpetual	3,605	91,495	0.05%
First Republic Bank
Series F, 5.700%, Perpetual	3,120	80,621	0.04%
Series G, 5.500%, Perpetual	3,170	82,927	0.04%

Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual (a)	4,150	110,100	0.06%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	5,930	154,061	0.08%
IBERIABANK Corp., Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	50,362	0.02%
ING Groep N.V., 6.125%, Perpetual	1,935	48,956	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual	6,490	169,129	0.09%
KeyCorp
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (f)	4,075	110,636	0.06%
Series F, 5.650%, Perpetual	2,065	50,283	0.02%
Legg Mason, Inc.
5.450%, 09/15/2056	2,270	55,274	0.03%
6.375%, 03/15/2056	1,946	52,445	0.02%
MetLife, Inc., Series E, 5.625%, Perpetual	4,400	111,144	0.06%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (f)	7,000	183,960	0.09%
National General Holdings Corp., Series C, 7.500%, Perpetual	2,450	48,584	0.02%
Prudential Financial, Inc., 5.625%, 08/15/2058	2,075	52,083	0.03%
Regions Financial Corp., Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	4,145	109,511	0.05%
State Street Corp.
Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,150	108,979	0.05%
Series E, 6.000%, Perpetual	1,950	50,564	0.03%
Synovus Financial Corp., Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (f)	2,100	52,668	0.03%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,090	50,515	0.03%
The Allstate Corp., Series G, 5.625%, Perpetual	4,745	117,771	0.06%
The Charles Schwab Corp.
Series C, 6.000%, Perpetual	4,315	113,139	0.06%
Series D, 5.950%, Perpetual	4,375	114,100	0.06%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	2,560	67,738	0.03%
Series N, 6.300%, Perpetual	2,620	68,434	0.03%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.468%, Perpetual (d)(f)	2,755	74,881	0.04%
Webster Financial Corp., Series F, 5.250%, Perpetual	1,160	26,819	0.01%
Wells Fargo & Co.
Series V, 6.000%, Perpetual	4,325	112,147	0.06%
Series X, 5.500%, Perpetual	4,475	110,980	0.06%
		3,652,704	1.85%
Utilities - 0.08%
DTE Energy Co., Series F, 6.000%, 12/15/2076	2,320	63,498	0.03%
The Southern Co., 6.250%, 10/15/2075	3,840	100,570	0.05%
		164,068	0.08%
Total Preferred Stocks (Cost $4,236,940)		4,232,684	2.15%

REITS - 0.76%
Financials - 0.76%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (f)	4,370	110,343	0.06%
Apollo Commercial Real Estate Finance, Inc.	9,010	163,982	0.08%
Chimera Investment Corp.	9,270	176,408	0.09%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	4,620	118,549	0.06%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	2,350	60,160	0.03%
Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then 3 Month LIBOR USD + 5.289%, Perpetual (f)	4,340	104,073	0.05%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,180	98,272	0.05%
Public Storage, Series B, 5.400%, Perpetual	3,180	78,323	0.04%
Starwood Property Trust, Inc.	7,765	171,451	0.09%
Two Harbors Investment Corp.	10,655	155,457	0.08%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027 then 3 Month LIBOR USD + 5.352%, Perpetual (f)	6,880	171,174	0.09%
Vornado Realty Trust, Series M, 5.250%, Perpetual	3,590	81,565	0.04%
		1,489,757	0.76%
Total REITS (Cost $1,466,984)		1,489,757	0.76%

CORPORATE BONDS - 24.28%
Communication Services - 2.06%
AT&T, Inc.
3.000%, 02/15/2022	500,000	497,205	0.25%
4.250%, 03/01/2027	980,000	992,797	0.51%
5.350%, 09/01/2040	200,000	202,374	0.10%
Deutsche Telekom AG, 6.000%, 07/08/2019	1,160,000	1,174,808	0.60%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,178,273	0.60%
		4,045,457	2.06%
Consumer Discretionary - 1.03%
Alibaba Group Holding Ltd, 3.600%, 11/28/2024	1,000,000	1,008,011	0.51%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	1,015,302	0.52%
		2,023,313	1.03%
Consumer Staples - 0.69%
CVS Health Corp., 4.125%, 05/15/2021	1,000,000	1,017,715	0.52%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	345,405	0.17%
		1,363,120	0.69%
Energy - 2.87%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,132,541	0.58%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025	1,000,000	1,009,630	0.51%
Encana Corp., 3.900%, 11/15/2021	1,600,000	1,612,473	0.82%
Husky Energy, Inc., 4.000%, 04/15/2024	750,000	753,824	0.38%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,150,634	0.58%
		5,659,102	2.87%
Financials - 11.17%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,023,503	0.52%
4.875%, 06/01/2022	1,000,000	1,054,312	0.53%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,550,654	0.79%

Capital One NA, 2.250%, 09/13/2021	500,000	485,061	0.25%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,279,440	0.65%
Discover Financial Services, 5.200%, 04/27/2022	900,000	937,521	0.48%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	613,931	0.31%
General Electric Capital Corp., 6.000%, 08/07/2019	610,000	618,369	0.31%
Huntington Bancshares Inc/OH, 4.000%, 05/15/2025	765,000	779,545	0.40%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	980,858	0.50%
KeyCorp, 5.100%, 03/24/2021	950,000	990,433	0.50%
Lincoln National Corp., 6.250%, 02/15/2020	280,000	289,266	0.15%
Morgan Stanley, 5.500%, 07/28/2021	2,333,000	2,467,402	1.25%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	409,883	0.21%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,428,231	0.73%
5.625%, 04/01/2024	700,000	758,345	0.38%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,195,991	0.61%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,251,627	0.64%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,128,435	0.57%
6.000%, 06/15/2020	1,500,000	1,559,425	0.79%
Westpac Banking Corp., 4.875%, 11/19/2019(b)	450,000	457,217	0.23%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	735,576	0.37%
		21,995,025	11.17%
Health Care - 3.15%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	666,639	0.34%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,008,220	0.51%
3.625%, 05/22/2024	750,000	762,247	0.39%
Celgene Corp., 3.625%, 05/15/2024	1,600,000	1,596,577	0.81%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	1,450,000	1,478,407	0.75%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	693,986	0.35%
		6,206,076	3.15%
Industrials - 0.52%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	1,000,000	1,028,625	0.52%

Information Technology - 0.61%
Apple, Inc., 4.500%, 02/23/2036	250,000	268,433	0.14%
Corning, Inc., 6.850%, 03/01/2029	275,000	320,984	0.16%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	617,578	0.31%
		1,206,995	0.61%
Materials - 1.67%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,000,000	1,022,500	0.52%
Goldcorp, Inc., 3.625%, 06/09/2021	750,000	752,279	0.38%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,005,065	0.51%
The Dow Chemical Co., 4.250%, 11/15/2020	500,000	509,844	0.26%
		3,289,688	1.67%
Retail Trade - 0.51%
Macy's Retail Holdings, Inc.
4.375%, 09/01/2023	900,000	866,503	0.44%
4.500%, 12/15/2034	175,000	140,142	0.07%
		1,006,645	0.51%
Total Corporate Bonds (Cost $48,063,778)		47,824,046	24.28%

MORTGAGE BACKED SECURITIES - 5.22%
Fannie Mae Pool
3.000%, 10/01/2043	2,436,793	2,407,098	1.22%
3.500%, 01/01/2042	494,285	500,156	0.25%
4.000%, 10/01/2041	555,947	574,188	0.29%
4.000%, 12/01/2041	494,688	510,919	0.26%
4.500%, 08/01/2020	14,647	14,965	0.01%
6.000%, 10/01/2037	127,764	139,954	0.07%
Fannie Mae REMICS
Series 13-52, 1.250%, 06/25/2043	153,839	135,462	0.07%
Series 12-22, 2.000%, 11/25/2040	130,177	127,106	0.06%
Series 12-16, 2.000%, 11/25/2041	114,402	110,934	0.06%
Series 10-134, 2.250%, 03/25/2039	97,560	96,468	0.05%
Freddie Mac Gold Pool
3.000%, 05/01/2042	901,361	891,368	0.45%
3.000%, 09/01/2042	1,714,629	1,695,562	0.86%
3.500%, 01/01/2048	1,671,541	1,682,552	0.85%
5.000%, 05/01/2020	11,283	11,344	0.01%
5.500%, 04/01/2037	69,945	75,917	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	91,418	89,582	0.05%
Series 4309, 2.000%, 10/15/2043	92,448	89,035	0.04%
Series 3928, 2.500%, 08/15/2040	246,260	246,720	0.13%
Series 3870, 2.750%, 01/15/2041	70,966	70,239	0.04%
Series 4016, 3.000%, 09/15/2039	295,521	294,357	0.15%
Series 4322, 3.000%, 05/15/2043	282,494	284,264	0.14%
Government National Mortgage Association, 1.750%, 02/16/2043	241,249	227,081	0.12%
Total Mortgage Backed Securities (Cost $10,386,637)		10,275,271	5.22%

U.S. TREASURY OBLIGATIONS - 5.07%
U.S. Treasury Bonds - 0.51%
U.S. Treasury Bonds, 3.625%, 02/15/2044	900,000	1,000,758	0.51%

U.S. Treasury Notes - 4.56%
U.S. Treasury Notes
2.625%, 11/15/2020	2,200,000	2,205,199	1.12%
2.750%, 02/15/2024	3,000,000	3,042,188	1.54%
3.000%, 10/31/2025	450,000	463,377	0.23%
3.625%, 08/15/2019	3,250,000	3,269,614	1.67%
		8,980,378	4.56%
Total U.S. Treasury Obligations (Cost $9,936,351)		9,981,136	5.07%

U.S. GOVERNMENT AGENCY ISSUES - 3.20%
Fannie Mae
1.500%, 08/10/2021	1,000,000	971,279	0.49%
1.500%, 04/18/2028 (g)	1,000,000	997,953	0.51%
2.500%, 03/30/2026 (g)	1,200,000	1,200,160	0.61%
Federal Home Loan Banks
1.250%, 10/17/2031 (g)	1,250,000	1,214,781	0.62%
2.750%, 07/11/2031	800,000	734,570	0.37%
Freddie Mac
2.000%, 10/27/2023 (g)	1,200,000	1,189,711	0.60%

Total U.S. Government Agency Issues (Cost $6,399,090)		6,308,454	3.20%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.33%
Financials - 0.65%
Apollo Investment Corp.	10,090	154,377	0.08%
Ares Capital Corp.	10,130	165,119	0.08%
BlackRock TCP Capital Corp.	11,000	157,960	0.08%
FS Investment Corp.	21,350	136,426	0.07%
Hercules Capital, Inc.	13,115	172,331	0.09%
Monroe Capital Corp.	12,670	152,547	0.08%
New Mountain Finance Corp.	12,065	169,393	0.08%
TPG Specialty Lending, Inc.	8,965	177,776	0.09%
		1,285,929	0.65%
Other Investment Companies - 0.67%
Guggenheim Credit Allocation Fund	34,000	675,920	0.34%
SPDR Barclays Capital High Yield Bond	1,000	35,350	0.02%
SPDR Barclays Short Term High Yield	4,000	108,160	0.05%
Vanguard High-Yield Corporate Fund	89,820	509,280	0.26%
		1,328,710	0.67%
Total Investment Companies (Excluding Money Market Funds) (Cost $2,805,706)		2,614,639	1.33%

SHORT-TERM INVESTMENTS - 1.26%
Money Market Funds - 1.26%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)	2,488,164	2,488,164	1.26%
Total Short-Term Investments (Cost $2,488,164)		2,488,164	1.26%

Total Investments (Cost $174,784,456) - 99.34%		195,624,971	99.34%
Other Assets in Excess of Liabilities - 0.66%		1,291,743	0.66%
TOTAL NET ASSETS - 100.00%		$196,916,714	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of January 31,2019.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended January 31, 2019, are as follows:

		Preferred Stocks

	Issuer	U.S. Bancorp
	Beginning Cost - October 31, 2018	$79,259
	Purchase Cost	$-
	Sales Cost	$-
	Ending Cost - January 31, 2019	$79,259
	Dividend Income	$1,119
	Net Change in Unrealized Appreciation	$468
	Realized Gain/Loss	$-
	Shares	$2,755
	Market Value - January 31, 2019	$74,881

(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors.  As of January 31, 2019, the market value of this security totaled $1,279,440, which represents 0.65% of net assets.

(f)	Variable rate security; rate disclosed is the current rate as of January 31, 2019.
(g)	Step-up bond; rate disclosed is the current rate as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$7,902,081	$–	$–	$7,902,081
Consumer Discretionary	22,528,646	–	–	22,528,646
Consumer Staples	8,852,285	–	–	8,852,285
Energy	2,415,332	–	–	2,415,332
Financials	27,933,190	–	–	27,933,190
Health Care	1,970,702	–	–	1,970,702
Industrials	14,569,243	–	–	14,569,243
Information Technology	15,140,014	–	–	15,140,014
Materials	9,099,327	–	–	9,099,327
Total Common Stocks	$110,410,820	$–	$–	$110,410,820

Preferred Stocks
Communication Services	$115,925	$–	$–	$115,925
Consumer Staples	188,855	–	–	188,855
Energy	111,132	–	–	111,132
Financials	3,652,704	–	–	3,652,704
Utilities	164,068	–	–	164,068
Total Preferred Stocks	$4,232,684	$–	$–	$4,232,684

REITS
Financials	$1,489,757	$–	$–	$1,489,757
Total REITS	$1,489,757	$–	$–	$1,489,757

Corporate Bonds
Communication Services	$–	$4,045,457	$–	$4,045,457
Consumer Discretionary	–	2,023,313	–	2,023,313
Consumer Staples	–	1,363,120	–	1,363,120
Energy	–	5,659,102	–	5,659,102
Financials	–	21,995,025	–	21,995,025
Health Care	–	6,206,076	–	6,206,076
Industrials	–	1,028,625	–	1,028,625
Information Technology	–	1,206,995	–	1,206,995
Materials	–	3,289,688	–	3,289,688
Retail Trade	–	1,006,645	–	1,006,645
Total Corporate Bonds	$–	$47,824,046	$–	$47,824,046

Mortgage Backed Securities	$–	$10,275,271	$–	$10,275,271

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$1,000,758	$–	$1,000,758
U.S. Treasury Notes	–	8,980,378	–	8,980,378
Total U.S. Treasury Obligations	$–	$9,981,136	$–	$9,981,136

U.S. Government Agency Issues	$–	$6,308,454	$–	$6,308,454

Investment Companies (Excluding Money Market Funds)
Financials	$1,285,929	$–	$–	$1,285,929
Other Investment Companies	1,328,710	–	–	1,328,710
Total Investment Companies (Excluding Money Market Funds)	$2,614,639	$–	$–	$2,614,639

Short-Term Investments
Money Market Funds	$2,488,164	$–	$–	$2,488,164
Total Short-Term Investments	$2,488,164	$–	$–	$2,488,164

Total Investments	$121,236,064	$74,388,907	$–	$195,624,971

Hennessy Balanced Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 52.43%
Communication Services - 4.64%
Verizon Communications, Inc.	11,008	$606,100	4.64%

Consumer Staples - 10.11%
The Coca-Cola Co.	13,500	649,755	4.98%
The Procter & Gamble Co.	6,950	670,467	5.13%
		1,320,222	10.11%
Energy - 9.79%
Chevron Corp.	5,530	634,015	4.85%
Exxon Mobil Corp.	8,800	644,864	4.94%
		1,278,879	9.79%
Financials - 3.76%
JPMorgan Chase & Co.	4,750	491,625	3.76%

Health Care - 9.76%
Merck & Co., Inc.	8,600	640,098	4.90%
Pfizer, Inc.	14,952	634,712	4.86%
		1,274,810	9.76%
Industrials - 1.20%
General Electric Co.	15,402	156,484	1.20%

Information Technology - 13.17%
Cisco Systems, Inc.	14,688	694,596	5.32%
Intel Corp.	6,950	327,484	2.50%
International Business Machines Corp.	5,196	698,446	5.35%
		1,720,526	13.17%
Total Common Stocks (Cost $6,181,133)		6,848,646	52.43%

SHORT-TERM INVESTMENTS - 66.76%
Money Market Funds - 18.64%
Fidelity Government Portfolio, Institutional Class, 2.28% (a)	652,000	652,000	5.00%
First American Government Obligations Fund, Institutional Class, 2.28% (a)	478,388	478,388	3.66%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 2.31% (a)	652,000	652,000	4.99%
The Government & Agency Portfolio, Institutional Class, 2.29% (a)	652,000	652,000	4.99%
		2,434,388	18.64%

U.S. Treasury Bills - 48.12%
2.395%, 5/23/2019 (b)	1,000,000	992,708	7.60%
2.485%, 6/20/2019 (b)	800,000	792,656	6.07%
2.460%, 7/18/2019 (b)	400,000	395,528	3.03%
2.645%, 11/07/2019 (b)	700,000	686,718	5.26%
2.635%, 12/05/2019 (b)	1,000,000	979,094	7.50%
2.515%, 01/30/2020 (b)	2,500,000	2,437,807	18.66%
		6,284,511	48.12%
Total Short-Term Investments (Cost $8,717,825)		8,718,899	66.76%

Total Investments (Cost $14,898,958) - 119.19%		15,567,545	119.19%
Liabilities in Excess of Other Assets - (19.19)%		(2,506,134)	(19.19)%
TOTAL NET ASSETS - 100.00%		$13,061,411	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of January 31, 2019.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$606,100	$–	$–	$606,100
Consumer Staples	1,320,222	–	–	1,320,222
Energy	1,278,879	–	–	1,278,879
Financials	491,625	–	–	491,625
Health Care	1,274,810	–	–	1,274,810
Industrials	156,484	–	–	156,484
Information Technology	1,720,526	–	–	1,720,526
Total Common Stocks	$6,848,646	$–	$–	$6,848,646

Short-Term Investments
Money Market Funds	$2,434,388	$–	$–	$2,434,388
U.S. Treasury Bills	–	6,284,511	–	6,284,511
Total Short-Term Investments	$2,434,388	$6,284,511	$–	$8,718,899

Total Investments	$9,283,034	$6,284,511	$–	$15,567,545

Hennessy BP Energy Fund
Schedule of Investments
January 31, 2019 (Unaudited)	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 84.73%
Agricultural Products - 3.34%
Nutrien Ltd. (b)	47,687	$2,471,140	3.34%

Building Materials - 1.69%
Summit Materials, Inc. - Class A (a)	81,839	1,248,863	1.69%

Chemicals - 5.62%
Huntsman Corp.	119,933	2,634,928	3.56%
Westlake Chemical Corp.	20,638	1,525,148	2.06%
		4,160,076	5.62%
Downstream - 5.93%
Delek U.S. Holdings, Inc.	69,416	2,256,714	3.05%
Marathon Petroleum Corp.	32,179	2,132,181	2.88%
		4,388,895	5.93%
Exploration & Production - 36.61%
Anadarko Petroleum Corp.	47,960	2,269,947	3.07%
Antero Resources Corp. (a)	169,390	1,704,063	2.30%
Callon Petroleum Co. (a)	210,898	1,716,710	2.32%
Concho Resources, Inc. (a)	18,278	2,190,436	2.96%
Continental Resources, Inc. (a)	46,302	2,137,763	2.89%
Diamondback Energy, Inc.	26,644	2,747,529	3.71%
Marathon Oil Corp.	144,393	2,279,965	3.08%
Newfield Exploration Co. (a)	91,963	1,681,084	2.27%
Occidental Petroleum Corp.	37,763	2,521,813	3.41%
Parsley Energy, Inc. - Class A (a)	145,145	2,696,794	3.65%
Pioneer Natural Resources Co.	17,639	2,510,382	3.40%
WPX Energy, Inc. (a)	213,906	2,622,488	3.55%
		27,078,974	36.61%
Industrials - 2.90%
The Greenbrier Companies, Inc.	50,663	2,148,618	2.90%

Metals & Mining - 2.85%
Alcoa Corp. (a)	70,968	2,106,330	2.85%

Midstream - 6.60%
Targa Resources Corp.	58,675	2,523,612	3.41%
The Williams Companies, Inc.	87,554	2,357,829	3.19%
		4,881,441	6.60%
Oil Services - 17.95%
Halliburton Co.	65,742	2,061,669	2.79%
MRC Global, Inc. (a)	118,875	1,856,828	2.51%
Patterson-UTI Energy, Inc.	187,752	2,277,432	3.08%
ProPetro Holding Corp. (a)	159,430	2,605,086	3.52%
Quanta Services, Inc.	72,919	2,576,957	3.48%
Solaris Oilfield Infrastructure, Inc. - Class A	126,443	1,901,703	2.57%
		13,279,675	17.95%
Transportation - 1.24%
Knight-Swift Transportation Holdings, Inc.	28,814	914,845	1.24%
Total Common Stocks (Cost $70,222,596)		62,678,857	84.73%

PARTNERSHIPS & TRUSTS - 11.45%
Midstream - 11.45%
Energy Transfer Equity LP	176,256	2,592,722	3.51%
Enterprise Products Partners LP	74,879	2,071,902	2.80%
MPLX LP	48,794	1,713,646	2.32%
Plains All American Pipeline LP	91,740	2,088,920	2.82%
		8,467,190	11.45%
Total Partnerships & Trusts (Cost $8,558,955)		8,467,190	11.45%

SHORT-TERM INVESTMENTS - 3.94%
Money Market Funds - 3.94%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 2.31% (c)	2,914,504	2,914,504	3.94%
Total Short-Term Investments (Cost $2,914,504)		2,914,504	3.94%

Total Investments (Cost $81,696,055) - 100.12%		74,060,551	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(87,647)	(0.12)%
TOTAL NET ASSETS - 100.00%		$73,972,904	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, master limited partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Agricultural Products	$2,471,140	$–	$–	$2,471,140
Building Materials	1,248,863	–	–	1,248,863
Chemicals	4,160,076	–	–	4,160,076
Downstream	4,388,895	–	–	4,388,895
Exploration & Production	27,078,974	–	–	27,078,974
Industrials	2,148,618	–	–	2,148,618
Metals & Mining	2,106,330	–	–	2,106,330
Midstream	4,881,441	–	–	4,881,441
Oil Services	13,279,675	–	–	13,279,675
Transportation	914,845	–	–	914,845
Total Common Stocks	$62,678,857	$–	$–	$62,678,857

Partnerships & Trusts
Midstream	$8,467,190	$–	$–	$8,467,190
Total Partnerships & Trusts	$8,467,190	$–	$–	$8,467,190

Short-Term Investments
Money Market Funds	$2,914,504	$–	$–	$2,914,504
Total Short-Term Investments	$2,914,504	$–	$–	$2,914,504

Total Investments	$74,060,551	$–	$–	$74,060,551

Hennessy BP Midstream Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 30.17%
Gathering & Processing - 9.84%
EnLink Midstream LLC	152,414	$1,658,262	2.68%
Targa Resources Corp.	102,814	4,422,030	7.16%
		6,080,292	9.84%
Natural Gas/NGL Transportation - 20.33%
Kinder Morgan, Inc.	185,940	3,365,514	5.44%
ONEOK, Inc.	31,326	2,011,442	3.25%
Tellurian, Inc. (a)	82,135	821,350	1.33%
The Williams Companies, Inc.	236,502	6,368,999	10.31%
		12,567,305	20.33%
Total Common Stocks (Cost $18,822,985)		18,647,597	30.17%

PARTNERSHIPS & TRUSTS - 69.81%
Crude Oil & Refined Products - 35.97%
Andeavor Logistics LP	39,262	1,409,113	2.28%
BP Midstream Partners LP	83,261	1,308,030	2.12%
Enterprise Products Partners LP	219,306	6,068,197	9.82%
Hess Midstream Partners LP	83,305	1,819,381	2.94%
Magellan Midstream Partners LP	44,801	2,753,022	4.45%
Phillips 66 Partners LP	53,119	2,603,893	4.21%
Plains All American Pipeline LP	131,226	2,988,016	4.83%
Shell Midstream Partners LP	161,764	3,287,045	5.32%
		22,236,697	35.97%
Gathering & Processing - 16.06%
Antero Midstream GP LP	150,541	2,020,260	3.27%
CNX Midstream Partners LP	163,460	2,608,822	4.22%
MPLX LP	90,949	3,194,129	5.17%
Western Gas Partners LP	43,470	2,102,209	3.40%
		9,925,420	16.06%
Natural Gas/NGL Transportation - 17.78%
Cheniere Energy Partners LP	31,609	1,284,589	2.08%
Energy Transfer Equity LP	575,515	8,465,822	13.70%
Tallgrass Energy LP	52,100	1,241,543	2.00%
		10,991,954	17.78%
Total Partnerships & Trusts (Cost $42,512,893)		43,154,071	69.81%

SHORT-TERM INVESTMENTS - 0.00% (b)
Money Market Funds - 0.00% (b)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.31% (c)	521	521	0.00%	(b)
Total Short-Term Investments (Cost $521)		521	0.00%	(b)

Total Investments (Cost $61,336,399) - 99.98%		61,802,189	99.98%
Other Assets in Excess of Liabilities - 0.02%		9,979	0.02%
TOTAL NET ASSETS - 100.00%		$61,812,168	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Amount calculated is less than 0.005%.
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, master limited partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV  provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity Levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Gathering & Processing	$6,080,292	$–	$–	$6,080,292
Natural Gas/NGL Transportation	12,567,305	–	–	12,567,305
Total Common Stocks	$18,647,597	$–	$–	$18,647,597

Partnerships & Trusts
Crude Oil & Refined Products	$22,236,697	$–	$–	$22,236,697
Gathering & Processing	9,925,420	–	–	9,925,420
Natural Gas/NGL Transportation	10,991,954	–	–	10,991,954
Total Partnerships & Trusts	$43,154,071	$–	$–	$43,154,071

Short-Term Investments
Money Market Funds	$521	$–	$–	$521
Total Short-Term Investments	$521	$–	$–	$521

Total Investments	$61,802,189	$–	$–	$61,802,189

Hennessy Gas Utility Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.12%
Energy - 23.66%
Cheniere Energy, Inc. (a)	657,917	$43,192,251	4.85%
Enbridge, Inc. (b)	1,243,765	45,546,674	5.12%
Equitrans Midstream Corp. (a)	1,096,345	22,825,903	2.56%
Kinder Morgan, Inc.	2,487,101	45,016,528	5.06%
Tellurian, Inc. (a)	882,690	8,826,900	0.99%
TransCanada Corp. (b)	1,062,353	45,171,250	5.08%
		210,579,506	23.66%
Financials - 0.52%
Berkshire Hathaway, Inc., Class A (a)	15	4,672,500	0.52%

Utilities - 73.94%
Algonquin Power & Utilities Corp. (b)	278,664	3,076,451	0.35%
ALLETE, Inc.	1,475	113,486	0.01%
Ameren Corp.	103,240	7,158,662	0.80%
Atmos Energy Corp.	460,086	44,918,196	5.05%
Avangrid, Inc.	17,200	857,764	0.10%
Avista Corp.	57,572	2,409,388	0.27%
Black Hills Corp.	139,547	9,473,846	1.06%
Centerpoint Energy, Inc.	631,828	19,536,122	2.19%
Chesapeake Utilities Corp.	60,158	5,448,510	0.61%
CMS Energy Corp.	411,998	21,481,576	2.41%
Consolidated Edison, Inc.	291,936	22,668,830	2.55%
Corning Natural Gas Holding Corp.	14,599	267,534	0.03%
Dominion Resources, Inc.	592,877	41,643,680	4.68%
DTE Energy Co.	193,804	22,820,421	2.56%
Duke Energy Corp.	278,787	24,471,923	2.75%
Entergy Corp.	7,260	647,519	0.07%
Eversource Energy	147,075	10,208,476	1.15%
Exelon Corp.	240,631	11,492,537	1.29%
Fortis, Inc. (b)	334,276	11,926,968	1.34%
MDU Resources Group, Inc.	400,407	10,294,464	1.16%
MGE Energy, Inc.	30,229	1,944,027	0.22%
National Fuel Gas Co.	264,924	15,180,145	1.71%
National Grid PLC - ADR (b)	746,844	40,695,530	4.57%
New Jersey Resources Corp.	271,634	13,174,249	1.48%
NiSource, Inc.	1,055,781	28,801,706	3.24%
Northwest Natural Holding Co.	141,803	8,876,868	1.00%
NorthWestern Corp.	46,398	2,965,296	0.33%
ONE Gas, Inc.	246,675	20,264,351	2.28%
PG&E Corp. (a)	635,449	8,260,837	0.93%
PPL Corp.	298,419	9,346,483	1.05%
Public Service Enterprise Group, Inc.	410,490	22,392,229	2.52%
RGC Resources, Inc.	41,863	1,177,606	0.13%
Sempra Energy	384,340	44,960,093	5.05%
South Jersey Industries, Inc.	315,671	9,400,682	1.06%
Southwest Gas Holdings, Inc.	217,317	17,020,267	1.91%
Spire, Inc.	206,491	16,389,191	1.84%
The Southern Co.	931,200	45,256,320	5.08%
UGI Corp.	210,752	12,019,187	1.35%
Unitil Corp.	41,298	2,166,493	0.24%
Vectren Corp.	222,628	16,113,815	1.81%
WEC Energy Group, Inc.	490,740	35,838,742	4.03%
Xcel Energy, Inc.	286,399	14,995,852	1.68%
		658,156,322	73.94%
Total Common Stocks (Cost $504,803,565)		873,408,328	98.12%

PARTNERSHIPS - 1.09%
Energy - 1.09%
Plains GP Holdings L.P., Class A	426,255	9,735,664	1.09%
Total Partnerships (Cost $9,496,450)		9,735,664	1.09%

SHORT-TERM INVESTMENTS - 0.77%
Money Market Funds - 0.77%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)	6,816,294	6,816,294	0.77%
Total Short-Term Investments (Cost $6,816,294)		6,816,294	0.77%

Total Investments (Cost $521,116,309) - 99.98%		889,960,286	99.98%
Other Assets in Excess of Liabilities - 0.02%		169,274	0.02%
TOTAL NET ASSETS - 100.00%		$890,129,560	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity Levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are included in the schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$210,579,506	$–	$–	$210,579,506
Financials	4,672,500	–	–	4,672,500
Utilities	657,888,788	267,534	–	658,156,322
Total Common Stocks	$873,140,794	$267,534	$–	$873,408,328

Partnerships
Energy	$9,735,664	$–	$–	$9,735,664
Total Partnerships	$9,735,664	$–	$–	$9,735,664

Short-Term Investments
Money Market Funds	$6,816,294	$–	$–	$6,816,294
Total Short-Term Investments	$6,816,294	$–	$–	$6,816,294

Total Investments	$889,692,752	$267,534	$–	$889,960,286

Hennessy Japan Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 87.19%
Communication Services - 4.96%
Softbank Group Co.	379,700	$29,906,601	4.96%

Consumer Discretionary - 17.19%
Asics Corp.	930,000	13,461,779	2.23%
Fast Retailing Co., Ltd.	60,100	27,580,284	4.58%
Isuzu Motors, Ltd.	475,000	7,065,792	1.17%
Ryohin Keikaku Co., Ltd.	29,600	7,054,843	1.17%
Shimano, Inc.	203,000	28,484,203	4.73%
Toyota Motor Corp.	324,100	19,948,389	3.31%
		103,595,290	17.19%
Consumer Staples - 13.57%
Japan Tobacco, Inc.	870,600	22,039,887	3.66%
Kao Corp.	397,700	28,116,753	4.67%
Pigeon Corp.	75,400	2,956,237	0.49%
Unicharm Corp.	925,000	28,626,557	4.75%
		81,739,434	13.57%
Financials - 8.45%
Anicom Holdings, Inc.	244,800	6,889,183	1.14%
Mitsubishi UFJ Financial Group, Inc.	5,075,800	27,226,186	4.52%
Sumitomo Mitsui Financial Group, Inc.	451,600	16,800,416	2.79%
		50,915,785	8.45%
Health Care - 9.25%
Rohto Pharmaceutical Co., Ltd.	1,041,300	28,076,566	4.66%
Terumo Corp.	484,900	27,683,963	4.59%
		55,760,529	9.25%
Industrials - 28.01%
Daikin Industries	246,700	26,703,093	4.43%
Kubota Corp.	1,780,100	28,221,804	4.68%
Misumi Group, Inc.	1,211,700	27,734,688	4.60%
Mitsubishi Corp.	968,200	28,376,238	4.71%
Nidec Corp.	244,700	29,427,158	4.89%
Recruit Holdings Co., Ltd.	1,054,800	28,311,394	4.70%
		168,774,375	28.01%
Information Technology - 4.48%
Keyence Corp.	52,500	27,017,316	4.48%

Materials - 1.28%
Fuji Seal International, Inc.	232,200	7,713,914	1.28%

Total Common Stocks (Cost $454,782,536)		525,423,244	87.19%

SHORT-TERM INVESTMENTS - 11.42%
Money Market Funds - 11.42%
Fidelity Government Portfolio, Institutional Class, 2.28% (a)	28,050,000	28,050,000	4.66%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 2.31% (a)	12,697,259	12,697,259	2.11%
The Government & Agency Portfolio, Institutional Class, 2.29% (a)	28,050,000	28,050,000	4.65%
		68,797,259	11.42%
Total Short-Term Investments (Cost $68,797,259)		68,797,259	11.42%

Total Investments (Cost $523,579,795) - 98.61%		594,220,503	98.61%
Other Assets in Excess of Liabilities - 1.39%		8,378,473	1.39%
TOTAL NET ASSETS - 100.00%		$602,598,976	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$–	$29,906,601	$–	$29,906,601
Consumer Discretionary	–	103,595,290	–	103,595,290
Consumer Staples	–	81,739,434	–	81,739,434
Financials	–	50,915,785	–	50,915,785
Health Care	–	55,760,529	–	55,760,529
Industrials	–	168,774,375	–	168,774,375
Information Technology	–	27,017,316	–	27,017,316
Materials	–	7,713,914	–	7,713,914
Total Common Stocks	$–	$525,423,244	$–	$525,423,244

Short-Term Investments
Money Market Funds	$68,797,259	$–	$–	$68,797,259
Total Short-Term Investments	$68,797,259	$–	$–	$68,797,259

Total Investments	$68,797,259	$525,423,244	$–	$594,220,503

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.13%
Communication Services - 3.32%
Kakaku.com., Inc.	176,200	$3,093,335	1.87%
Macromill, Inc.	167,500	2,386,946	1.45%
		5,480,281	3.32%
Consumer Discretionary - 13.77%
Bic Camera, Inc.	232,400	2,732,617	1.66%
DCM Holdings Co., Ltd.	371,600	3,793,584	2.30%
Hiramatsu, Inc.	494,500	1,524,974	0.92%
Kasai Kogyo Co., Ltd.	213,400	1,719,552	1.04%
Komeda Holdings Co., Ltd.	140,900	2,697,662	1.64%
Matsuoka Corp.	29,400	750,499	0.46%
Pacific Industrial Co., Ltd.	183,300	2,594,853	1.57%
Saizeriya Co., Ltd.	163,600	3,108,708	1.89%
Seiren Co., Ltd.	116,600	1,947,300	1.18%
TPR Co., Ltd.	85,600	1,828,930	1.11%
		22,698,679	13.77%
Consumer Staples - 4.83%
Kobe Bussan Co., Ltd.	102,300	3,177,249	1.93%
Nishimoto Co., Ltd.	78,900	3,308,247	2.01%
Soiken Holdings, Inc.	341,300	1,474,737	0.89%
		7,960,233	4.83%
Financials - 1.26%
Lifenet Insurance Co. (a)	381,600	2,071,811	1.26%

Health Care - 3.87%
Nihon Kohden Corp.	98,900	3,115,950	1.89%
Ship Healthcare Holdings, Inc.	86,400	3,267,788	1.98%
		6,383,738	3.87%
Industrials - 41.39%
BELLSYSTEM24 Holdings, Inc.	208,300	2,776,689	1.68%
Benefit One, Inc.	129,200	4,373,104	2.65%
Daihen Corp.	39,200	879,897	0.53%
EF-ON, Inc.	292,800	2,334,651	1.42%
Hamakyorex Co., Ltd.	87,400	3,125,520	1.89%
Hanwa Co., Ltd.	119,700	3,324,063	2.02%
Hito Communication, Inc.	229,300	3,195,112	1.94%
Juki Corp.	125,800	1,375,855	0.83%
KAWADA TECHNOLOGIES, Inc.	28,300	1,760,663	1.07%
Kito Corp.	202,500	3,131,726	1.90%
Maeda Kosen Co., Ltd.	133,200	3,129,992	1.90%
METAWATER Co., Ltd.	114,300	3,182,429	1.93%
MIRAIT Holdings Corp.	215,200	3,110,243	1.89%
Nihon Flush Co., Ltd.	140,300	2,384,493	1.45%
Nippon Koei Co., Ltd.	143,300	3,359,483	2.04%
Nippon Yusoki Co., Ltd.	345,600	3,594,647	2.18%
Nissei ASB Machine Co., Ltd.	34,900	1,239,041	0.75%
Okamura Corp.	243,300	3,136,742	1.90%
Sato Holdings Corp.	145,900	3,453,324	2.09%
SBS Holdings, Inc.	304,600	4,462,732	2.71%
Senko Co., Ltd.	106,900	870,799	0.53%
Shibuya Corp.	78,000	2,596,469	1.57%
Takeei Corp.	306,900	2,017,302	1.22%
Takuma Co., Ltd.	316,400	4,010,327	2.43%
Tocalo Co., Ltd.	167,600	1,431,645	0.87%
		68,256,948	41.39%

Information Technology - 18.65%
Digital Garage, Inc.	117,200	2,820,504	1.71%
Elecom Co., Ltd.	124,900	3,334,859	2.02%
Macnica Fuji Electronics Holdings, Inc.	266,400	3,482,847	2.11%
Mimaki Engineering Co., Ltd.	433,600	3,122,621	1.89%
Nihon Unisys, Ltd.	141,100	3,372,851	2.05%
Nippon Signal Company, Ltd.	227,100	1,977,092	1.20%
NS Solutions Corp.	131,600	3,466,324	2.10%
OBIC Business Consultants Co., Ltd.	81,300	3,005,724	1.82%
Sun Corp.	246,600	1,703,910	1.03%
Transcosmos, Inc.	86,800	1,808,814	1.10%
UMC Electronics Co., Ltd.	177,100	2,662,251	1.62%
		30,757,797	18.65%
Materials - 8.47%
Asahi Holdings, Inc.	149,100	3,179,670	1.93%
Asia Pile Holdings Co.	564,200	3,440,370	2.09%
Kuriyama Holdings Corp.	239,800	1,605,373	0.97%
Sanyo Chemical Industries Ltd.	50,000	2,399,014	1.45%
Stella Chemifa Corp.	126,100	3,338,994	2.03%
		13,963,421	8.47%
Real Estate - 0.57%
Tosei Corp.	100,300	941,837	0.57%

Total Common Stocks (Cost $159,839,394)		158,514,745	96.13%

REITS - 0.52%
Real Estate - 0.52%
Star Mica Co Ltd.	64,700	859,677	0.52%
Total REITS (Cost $988,096)		859,677	0.52%

SHORT-TERM INVESTMENTS - 3.28%
Money Market Funds - 3.28%
Fidelity Government Portfolio, Institutional Class, 2.28% (b)	5,406,923	5,406,923	3.28%
Total Short-Term Investments (Cost $5,406,923)		5,406,923	3.28%

Total Investments (Cost $166,234,413) - 99.93%		164,781,345	99.93%
Other Assets in Excess of Liabilities - 0.07%		109,872	0.07%
TOTAL NET ASSETS - 100.00%		$164,891,217	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board,instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$–	$5,480,281	$–	$5,480,281
Consumer Discretionary	–	22,698,679	–	22,698,679
Consumer Staples	–	7,960,233	–	7,960,233
Financials	–	2,071,811	–	2,071,811
Health Care	–	6,383,738	–	6,383,738
Industrials	–	68,256,948	–	68,256,948
Information Technology	–	30,757,797	–	30,757,797
Materials	–	13,963,421	–	13,963,421
Real Estate	–	941,837	–	941,837
Total Common Stocks	$–	$158,514,745	$–	$158,514,745

REITS
Real Estate	–	859,677	–	859,677
Total REITS	$–	$859,677	$–	$859,677

Short-Term Investments
Money Market Funds	$5,406,923	$–	$–	$5,406,923
Total Short-Term Investments	$5,406,923	$–	$–	$5,406,923

Total Investments	$5,406,923	$159,374,422	$–	$164,781,345

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.72%
Communication Services - 0.86%
Zillow Group, Inc. (a)	8,500	$295,885	0.86%

Financials - 78.19%
American Express Co.	5,000	513,500	1.50%
Bank of America Corp.	91,000	2,590,770	7.55%
Berkshire Hathaway, Inc., Class B (a)	10,000	2,055,400	5.99%
Capital One Financial Corp.	28,000	2,256,520	6.58%
Citigroup, Inc.	33,000	2,127,180	6.20%
Citizens Financial Group, Inc.	52,000	1,763,840	5.14%
Fifth Third Bancorp	15,000	402,300	1.17%
JPMorgan Chase & Co.	23,000	2,380,500	6.94%
KeyCorp	85,000	1,399,950	4.08%
M&T Bank Corp.	5,000	822,700	2.40%
Moody’s Corp.	11,000	1,743,610	5.08%
Morgan Stanley	25,000	1,057,500	3.08%
State Street Corp.	14,000	992,600	2.89%
SunTrust Banks, Inc.	32,000	1,901,440	5.54%
The Charles Schwab Corp.	24,000	1,122,480	3.27%
The Goldman Sachs Group, Inc.	1,500	297,015	0.87%
The PNC Financial Services Group, Inc.	13,000	1,594,710	4.65%
U.S. Bancorp (c)	20,000	1,023,200	2.98%
Wells Fargo & Co.	16,000	782,560	2.28%
		26,827,775	78.19%
Information Technology - 19.67%
Mastercard, Inc., Class A	11,000	2,322,430	6.77%
PayPal Holdings, Inc. (a)	24,000	2,130,240	6.21%
Visa, Inc., Class A	17,000	2,295,170	6.69%
		6,747,840	19.67%
Total Common Stocks (Cost $28,872,035)		33,871,500	98.72%

SHORT-TERM INVESTMENTS - 1.84%
Money Market Funds - 1.84%
Fidelity Government Portfolio, Institutional Class, 2.28% (b)	629,630	629,630	1.84%
Total Short-Term Investments (Cost $629,630)		629,630	1.84%

Total Investments (Cost $29,501,665) - 100.56%		34,501,130	100.56%
Liabilities in Excess of Other Assets - (0.56)%		(192,429)	(0.56)%
TOTAL NET ASSETS - 100.00%		$34,308,701	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of January 31, 2019.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2019, are as follows:

Common Stocks

Issuer	U.S. Bancorp
Beginning Cost - October 31, 2018	$ 1,145,644
Purchase Cost	$ 238,285
Sales Cost	$ (372,324)
Ending Cost - January 31, 2019	$ 1,011,605
Dividend Income	$ 5,920
Net Change in Unrealized Appreciation	$ 7,299
Realized Gain	$ (34,664)
Shares	20,000
Market Value - January 31, 2019	$ 1,023,200

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$295,885	$–	$–	$295,885
Financials	26,827,775	–	–	26,827,775
Information Technology	6,747,840	–	–	6,747,840
Total Common Stocks	$33,871,500	$–	$–	$33,871,500

Short-Term Investments
Money Market Funds	$629,630	$–	$–	$629,630
Total Short-Term Investments	$629,630	$–	$–	$629,630

Total Investments	$34,501,130	$–	$–	$34,501,130

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.90%
Financials - 93.90%
Banc of California, Inc.	325,000	$4,738,500	3.31%
BankUnited, Inc.	95,000	3,211,950	2.24%
Banner Corp.	37,500	2,045,250	1.43%
Beneficial Bancorp, Inc.	175,000	2,728,250	1.90%
Berkshire Hills Bancorp, Inc.	55,000	1,498,750	1.05%
Blue Hills Bancorp, Inc.	70,000	1,654,800	1.16%
Brookline Bancorp, Inc.	450,000	6,691,500	4.67%
Columbia Financial, Inc. (a)	230,000	3,406,300	2.38%
ConnectOne Bancorp, Inc.	300,000	6,000,000	4.19%
Dime Community Bancshares, Inc.	60,000	1,183,200	0.83%
Eagle Bancorp, Inc. (a)	85,000	4,664,800	3.26%
First BanCorp. (b)	580,000	6,177,000	4.31%
Franklin Financial Network, Inc. (a)	40,000	1,274,800	0.89%
Hancock Whitney Corp.	25,000	1,027,000	0.72%
HarborOne Bancorp, Inc. (a)	160,000	2,428,800	1.70%
Hingham Institution for Savings	32,500	6,009,250	4.20%
IBERIABANK Corp.	45,000	3,325,050	2.32%
Independent Bank Corp.	70,000	5,584,600	3.90%
Kearny Financial Corp. of Maryland	355,000	4,558,200	3.18%
Lakeland Bancorp, Inc.	260,000	4,069,000	2.84%
Meridian Bancorp, Inc.	375,000	5,938,125	4.15%
Midland States Bancorp, Inc.	135,000	3,254,850	2.27%
OceanFirst Financial Corp.	280,000	6,722,800	4.69%
Opus Bank	227,500	4,754,750	3.32%
PacWest Bancorp	87,500	3,376,625	2.36%
People’s United Financial, Inc.	45,000	737,100	0.51%
Sterling Bancorp	250,000	4,810,000	3.36%
Synovus Financial Corp.	105,000	3,719,100	2.60%
Texas Capital Bancshares, Inc. (a)	70,000	4,078,900	2.85%
The Bank of N.T. Butterfield & Son Ltd. (b)	25,000	876,250	0.61%
TriCo Bancshares	99,000	3,734,280	2.61%
Union Bankshares Corp.	220,000	6,943,200	4.85%
United Financial Bancorp, Inc.	225,000	3,332,250	2.33%
Veritex Holdings, Inc. (a)	130,000	3,439,800	2.40%
Washington Federal, Inc.	115,000	3,345,350	2.34%
Western Alliance Bancorp (a)	10,000	442,800	0.31%
Wintrust Financial Corp.	37,500	2,667,750	1.86%
Total Common Stocks (Cost $122,380,414)		134,450,930	93.90%

SHORT-TERM INVESTMENTS - 6.82%
Money Market Funds - 6.82%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)	7,259,000	7,259,000	5.07%
The Government & Agency Portfolio, Institutional Class, 2.29% (c)	2,505,962	2,505,962	1.75%
		9,764,962	6.82%
Total Short-Term Investments (Cost $9,764,962)		9,764,962	6.82%

Total Investments (Cost $132,145,376) - 100.72%		144,215,892	100.72%
Liabilities in Excess of Other Assets - (0.72)%		(1,035,992)	(0.72)%
TOTAL NET ASSETS - 100.00%		$143,179,900	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable registered mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$134,450,930	$–	$–	$134,450,930
Total Common Stocks	$134,450,930	$–	$–	$134,450,930

Short-Term Investments
Money Market Funds	$9,764,962	$–	$–	$9,764,962
Total Short-Term Investments	$9,764,962	$–	$–	$9,764,962

Total Investments	$144,215,892	$–	$–	$144,215,892

Hennessy Technology Fund
Schedule of Investments
January 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.55%
Communication Services - 3.41%
Changyou.com Ltd. - ADR	3,689	$74,702	1.64%
Match Group, Inc.	1,506	80,556	1.77%
		155,258	3.41%
Consumer Discretionary - 3.09%
Amazon.com, Inc. (a)	40	68,749	1.51%
MercadoLibre, Inc. (a)	197	71,708	1.58%
		140,457	3.09%
Information Technology - 91.05%
Accenture PLC, Class A (b)	462	70,940	1.56%
Adobe Systems, Inc. (a)	288	71,372	1.57%
Advanced Micro Devices, Inc. (a)	3,320	81,041	1.78%
Amkor Technology, Inc. (a)	9,537	76,296	1.68%
Apple, Inc.	443	73,733	1.62%
Applied Materials, Inc.	2,002	78,238	1.72%
Automatic Data Processing, Inc.	493	68,941	1.52%
Avalara, Inc. (a)	1,888	75,275	1.66%
Booz Allen Hamilton Holding Corp.	1,417	69,617	1.53%
Box, Inc., Class A (a)	3,462	72,425	1.59%
Cadence Design Systems, Inc. (a)	1,580	75,887	1.67%
CDW Corp. of Delaware	827	68,864	1.52%
Celestica, Inc. (a)(b)	7,228	71,774	1.58%
Citrix Systems, Inc.	640	65,626	1.44%
Coherent, Inc. (a)	601	71,038	1.56%
Dropbox, Inc. (a)	3,099	76,576	1.69%
DXC Technology Co.	1,149	73,674	1.62%
Evo Payments, Inc. (a)	2,869	72,155	1.59%
F5 Networks, Inc. (a)	402	64,702	1.42%
Fair Isaac Corp. (a)	339	76,343	1.68%
Fiserv, Inc. (a)	877	72,730	1.60%
Fortinet, Inc. (a)	927	70,980	1.56%
GreenSky, Inc. (a)	6,713	73,843	1.63%
Hewlett Packard Enterprise Co.	4,633	72,228	1.59%
Ichor Holdings, Ltd. (a)(b)	3,973	81,725	1.80%
Intuit, Inc.	336	72,516	1.60%
Ituran Location and Control Ltd. (b)	1,945	64,088	1.41%
Jabil Circuit, Inc.	2,836	75,579	1.66%
KLA-Tencor Corp.	751	80,034	1.76%
Lam Research Corp.	506	85,807	1.89%
LG Display Co., Ltd. - ADR (a)(b)	7,865	66,538	1.47%
Logitech International S.A. (b)	2,106	76,658	1.69%
Mastercard, Inc., Class A	340	71,784	1.58%
Methode Electronics, Inc.	2,729	70,272	1.55%
NetApp, Inc.	1,089	69,446	1.53%
Palo Alto Networks, Inc. (a)	365	78,409	1.73%
Paychex, Inc.	1,026	72,641	1.60%
Paycom Software, Inc. (a)	511	75,751	1.67%
Paylocity Holding Corp. (a)	1,067	75,789	1.67%
Proofpoint, Inc. (a)	740	75,384	1.66%
QIWI plc - ADR (a)	4,790	76,640	1.69%
Red Hat, Inc. (a)	396	70,425	1.55%
Sanmina Corp. (a)	2,755	86,011	1.89%
Science Applications International Corp.	1,011	67,879	1.49%
Seagate Technology PLC (b)	1,771	78,420	1.73%
ServiceNow, Inc. (a)	356	78,327	1.72%
SMART Global Holdings, Inc. (a)(b)	2,113	52,424	1.15%
SYNNEX Corp.	798	77,214	1.70%
Tech Data Corp. (a)	768	73,444	1.62%
Texas Instruments, Inc.	706	71,080	1.57%
The Ultimate Software Group, Inc. (a)	268	73,183	1.61%
Ubiquiti Networks, Inc.	644	69,687	1.53%
Ultra Clean Holdings, Inc. (a)	7,445	88,298	1.94%
Versum Materials, Inc.	2,371	87,182	1.92%
Vishay Intertechnology, Inc.	3,783	73,768	1.62%
Wix.com Ltd. (a)(b)	695	75,998	1.67%
		4,136,699	91.05%
Total Common Stocks (Cost $4,047,135)		4,432,414	97.55%

SHORT-TERM INVESTMENTS - 2.77%
Money Market Funds - 2.77%
Fidelity Government Portfolio, Institutional Class, 2.28% (c)		125,738	125,738	2.77%
Total Short-Term Investments (Cost $125,738)			125,738	2.77%

Total Investments (Cost $4,172,873) - 100.32%			4,558,152	100.32%
Liabilities in Excess of Other Assets - (0.32)%			(14,702)	(0.32)%
TOTAL NET ASSETS - 100.00%			$4,543,450	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of January 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at January 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, are generally priced at the ending NAV provided by the applicable mutual fund company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation and Liquidity Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available.

All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2019, are included in the

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$155,258	$–	$–	$155,258
Consumer Discretionary	140,457	–	–	140,457
Information Technology	4,136,699	–	–	4,136,699
Total Common Stocks	$4,432,414	$–	$–	$4,432,414

Short-Term Investments
Money Market Funds	$125,738	$–	$–	$125,738
Total Short-Term Investments	$125,738	$–	$–	$125,738

Total Investments	$4,558,152	$–	$–	$4,558,152

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By: /s/ Neil J. Hennessy
Neil J. Hennessy
President

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date: May 24, 2019

By: /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date: May 24, 2019